Financial Income, Net - Schedule of Financial Income, Net (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Schedule of Financial Income, Net [Abstract]
Foreign currency exchange differences	$ (149)	$ (140)
Realized and unrealized losses on derivative instruments	(5)	204
Interest income on short-term deposits	839	1,234
Other	(12)	(60)
Total financial income, net	$ 673	$ 1,238